Investments in associates (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of associates [abstract]
Disclosure of transactions recognised separately from acquisition of assets and assumption of liabilities in business combination [Table Text Block]
	2020	2019
	$	$
Balance - January 1	103,640	304,911
Acquisitions (i)	14,954	37,335
Interests receivable paid in shares	—	1,820
Exercise of warrants	36	2,209
Share of loss	(7,657)	(22,209)
Share of comprehensive income (loss)	1,506	(352)
Net gain (loss) on ownership dilution (i)	10,381	(3,687)
Disposals (Note 9)	—	(84,293)
Loss on disposals	—	(2,440)
Deemed disposal (Note 9)	—	(77,123)
Gain (loss) on deemed disposals (ii)	5,357	(24,255)
Transfers to other investments (ii)	(8,998)	(9,676)
Impairment (iii)	—	(12,500)
Deemed repurchase of Osisko common shares held by an associate (iv)	—	(6,100)
Balance - December 31	119,219	103,640

(i) In June 2020, Osisko participated in a private placement completed by Osisko Mining Inc. ("Osisko Mining"), an associate of the Company, and invested an additional $14.8 million to acquire 4,054,000 units, each unit being comprised of one common share and one-half of one common share purchase warrants (each full warrant allowing its holder to acquire one common share of Osisko Mining for $5.25 for a period of 18 months following the closing of the transaction). The acquisition price was allocated to the investments in associates ($13.6 million) and warrants ($1.2 million). Following the closing of the private placement, Osisko's interest in Osisko Mining was reduced at the time from 15.8% to 14.7%. As a result, a gain on ownership dilution of $10.4 million was recorded under other gains (losses), net on the consolidated statement of income (loss) for the year ended December 31, 2020.

(ii) In 2020, the gain on deemed disposals is related to investments in associates that were transferred to other investments as the Company has considered that it has lost its significant influence over the investees.

In 2019, the loss on deemed disposal was mainly the result of the acquisition of Barkerville, as the Company held shares in Barkerville prior to the acquisition (Note 9).

(iii) On September 30, 2019, the Company determined that its net investment in Falco was impaired. This determination was made considering, among other factors, the duration and extent to which the fair value of an investment is less than its carrying amount, the volatility of the share price and the business outlook for the investee, including factors such as the current and expected status of the investee's development projects. The net investment in Falco was written down to its estimated fair value and, therefore, an impairment charge of $12.5 million ($10.8 million, net of income taxes) was recorded for the year ended December 31, 2019.

(iv) Osisko Mining Inc. ("Osisko Mining"), an associate of Osisko, held common shares of Barkerville prior to the acquisition (Note 9). Following the acquisition of Barkerville, Osisko Mining has received common shares of Osisko, which resulted in a deemed repurchase of common shares by the Company and a related reduction in the net investment in Osisko Mining, based on the ownership interest held in Osisko Mining as at December 31, 2019.

Disclosure of associates [Table Text Block]
	Osisko Mining		Osisko Metals
	2020(i)	2019(i)	2020(i)	2019(i),(ii)
	$	$	$	$

Current assets	326,563	130,495	1,616	13,166
Non-current assets	486,492	526,926	91,828	81,337
Current liabilities	43,482	25,833	3,028	6,139
Non-current liabilities	79,316	68,773	2,935	3,246
Revenues	—	—	—	—

Net loss from continuing operations and net loss	(33,337)	(82,554)	(9,646)	(4,280)
Other comprehensive income (loss)	14,879	(4,453)	(9,818)	(327)
Comprehensive loss	(18,458)	(87,007)	(19,464)	(4,607)

Carrying value of investment(iii)	95,379	73,967	14,204	15,389
Fair value of investment(ii)	185,087	186,177	13,696	12,698

(i) Information is for the reconstructed twelve months ended September 30 and as at September 30.

(ii) Osisko Metals became an individually material associate during the three months period ended December 31, 2019.

(iii) As at December 31, 2020 and 2019.

Disclosure of investments accounted for using equity method [Table Text Block]
	2020	2019
	$	$
Aggregate amount of the Company's share of net loss	(1,981)	(2,058)
Aggregate amount of the Company's share of other comprehensive loss	(33)	—
Aggregate carrying value of investments	9,636	14,284
Aggregate fair value of investments	20,951	21,166